CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows used in operating activities
Net loss for the year	$ (1,615,866)	$ (3,078,731)	$ (4,000,671)
Items not affecting cash:
Current income tax expense	150	150	155
Depreciation	2,779	2,082	354
Interest and finance income	(166,404)	(338,912)	(493,743)
Share-based compensation	234,291	911,261	481,394
Unrealized fair value (gain) loss on marketable securities	(9,734)	(4,982)	9,051
Unrealized foreign exchange loss (gain)	485	402	(119)
Write-off of E&E assets	18,893	4,290	2,252,786
Changes in non-cash working capital items:
Receivables and other	36,547	73,598	20,490
Accounts payable and accrued liabilities	23,861	(23,555)	44,415
Income taxes paid	(150)	(150)	(155)
Net cash used in operating activities	(1,475,148)	(2,454,547)	(1,686,043)
Cash flows generated by investing activities
Expenditures on E&E assets	(1,185,804)	(2,096,354)	(1,563,428)
Interest received	209,318	392,917	524,436
Purchase of property and equipment	0	(11,000)	0
Purchase of short-term investments	(5,050,000)	(7,600,000)	(13,500,000)
Redemption of short-term investments	7,350,000	11,250,000	16,500,000
Net cash generated by investing activities	1,323,514	1,935,563	1,961,008
Cash flows generated by financing activities
Proceeds from exercise of share options	339,532	0	0
Net cash generated by financing activities	339,532	0	0
Increase (decrease) in cash and cash equivalents for the year	187,898	(518,984)	274,965
Cash and cash equivalents, beginning of year	381,899	907,551	630,623
Effect of foreign exchange rate changes on cash and cash equivalents	3,362	(6,668)	1,963
Cash and cash equivalents, end of year	$ 573,159	$ 381,899	$ 907,551